Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Schedule of assumptions used in calculating estimated fair value of such warrant liabilities
	As of December, 31
	2022	2021
Volatility	85.0% – 91.8%	58.0%
Risk-free rate	3.8% – 3.9%	0.22%
Contractual term (years)	6.1 – 9.9	0.58
Exercise price	500 – 1,512	963 – 1,406
Number of warrants in aggregate	14,961.265	4,606.027